Description of Business (Details) - Jun. 30, 2015	Total
Navios Logistics
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings	63.80%
Navios Partners
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings	20.10%
General partner interest of Navios Holdings	2.00%
Navios Acquisition
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings	46.10%
Percentage of voting stock of Navios Holdings in Navios Acquisition	42.90%